Document and Entity Information	12 Months Ended
Dec. 31, 2021
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Dec. 31, 2021
Entity Registrant Name	Energy Vault Holdings, Inc.
Entity Central Index Key	0001828536
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39982
Entity Tax Identification Number	85-3230987
Entity Address State Or Province	CA
Entity Address, Address Line One	4360 Park Terrace Drive
Entity Address, Adress Line Two	Suite 100
Entity Address, City or Town	Westlake Village
Entity Address, Postal Zip Code	93161
City Area Code	805
Local Phone Number	852-0000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Class A [Member]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	NRGV
Security Exchange Name	NYSE
Redeemable warrants, exercisable for shares of Class A common stock at an exercise price of $11.50 per share [Member]
Title of 12(b) Security	Redeemable warrants, each wholewarrant exercisable for shares ofcommon stock at an exercise price of$11.50 per share
Trading Symbol	NRGV WS
Security Exchange Name	NYSE